Operating Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Net Sales(1):

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives	$849	$835	$171	$738
Formulated and Basic Silicones	1,212	1,277	260	1,128
Quartz Technologies	172	177	34	145
Total	$2,233	$2,289	$465	$2,011

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment EBITDA:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives(2)	$187	$176	$34	$157
Formulated and Basic Silicones	70	25	10	56
Quartz Technologies	20	27	6	17
Corporate	(39)	(34)	(4)	(38)
Total	$238	$194	$46	$192

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives(2)	$257	$201	$44	$213
Formulated and Basic Silicones	—	—	—	—
Quartz Technologies	20	27	6	17
Corporate	(37)	(33)	(4)	(38)
Total	$240	$195	$46	$192

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Depreciation and Amortization:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives	$62	$54	$5	$61
Formulated and Basic Silicones	94	73	13	66
Quartz Technologies	29	26	4	20
Total	$185	$153	$22	$147

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
Capital Expenditures:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives	$57	$35	$9	$23
Formulated and Basic Silicones	52	61	11	29
Quartz Technologies	14	15	4	10
Total	$123	$111	$24	$62

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total Assets as of December 31(3):

	2016	2015
Performance Additives	$1,150	$1,136
Formulated and Basic Silicones	1,174	1,228
Quartz Technologies	273	290
Corporate	9	9
Total	$2,606	$2,663

Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Net (Loss) Income to Segment EBITDA:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Net (loss) income	$(163)	$(83)	$(60)	$1,685
Interest expense, net	76	79	15	162
Income tax expense	18	13	—	36
Depreciation and amortization	185	153	22	147
Gain on extinguishment and exchange of debt	(9)	(7)	—	—
EBITDA	$107	$155	$(23)	$2,030

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$26	$15	$46	$114
Unrealized gains (losses) on pension and postretirement benefits	33	(16)	15	—
Restructuring and other costs	70	32	5	20
Reorganization items, net	2	8	3	(1,972)
Total adjustments	131	39	69	(1,838)
Segment EBITDA	$238	$194	$46	$192

Segment EBITDA:
Performance Additives	257	201	44	213
Basic and Formulated Silicones	—	—	—	—
Quartz Technologies	20	27	6	17
Corporate	(39)	(34)	(4)	(38)
Total	$238	$194	$46	$192

Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
United States	$741	$771	$187	$617
Germany	620	636	105	629
China	208	302	37	174
Japan	273	184	67	254
Other International	391	396	69	337
Total	$2,233	$2,289	$465	$2,011
Segment and Geographic Information
The Company’s segments are based on the products that the Company offers and the markets that it serves. At December 31, 2016, the Company’s had two reportable segments: Silicones and Quartz.

The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s segments are organized based on the nature of the products they produce.
The Company’s organizational structure continues to evolve. It is also continuing to refine its business and operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.

Following are net sales and Segment EBITDA by reportable segment. Segment EBITDA is defined as EBITDA (earnings before interest, income taxes, depreciation and amortization) adjusted for certain non-cash items and certain other income and expenses. Segment EBITDA is the primary performance measure used by our senior management, the chief operating decision-maker and the Board of Directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Segment EBITDA should not be considered a substitute for net income (loss) or other results reported in accordance with U.S. GAAP. Segment EBITDA may not be comparable to similarly titled measures reported by other companies.

In 2015, we redefined our internal reporting structure and now allocate additional administrative functional costs to the operating segments. The current presentation of Segment EBITDA includes a Corporate component rather than the Other component previously disclosed. Corporate is primarily corporate, general and administrative expenses that are not allocated to the segments, such as certain shared service and administrative functions. Segment EBITDA for all periods presented was retrospectively revised to conform with the current presentation.
Net Sales(1):

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives	$849	$835	$171	$738
Formulated and Basic Silicones	1,212	1,277	260	1,128
Quartz Technologies	172	177	34	145
Total	$2,233	$2,289	$465	$2,011

Segment EBITDA:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives(2)	$187	$176	$34	$157
Formulated and Basic Silicones	70	25	10	56
Quartz Technologies	20	27	6	17
Corporate	(39)	(34)	(4)	(38)
Total	$238	$194	$46	$192

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives(2)	$257	$201	$44	$213
Formulated and Basic Silicones	—	—	—	—
Quartz Technologies	20	27	6	17
Corporate	(37)	(33)	(4)	(38)
Total	$240	$195	$46	$192

Depreciation and Amortization:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives	$62	$54	$5	$61
Formulated and Basic Silicones	94	73	13	66
Quartz Technologies	29	26	4	20
Total	$185	$153	$22	$147

Capital Expenditures:

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Performance Additives	$57	$35	$9	$23
Formulated and Basic Silicones	52	61	11	29
Quartz Technologies	14	15	4	10
Total	$123	$111	$24	$62

Total Assets as of December 31(3):

	2016	2015
Performance Additives	$1,150	$1,136
Formulated and Basic Silicones	1,174	1,228
Quartz Technologies	273	290
Corporate	9	9
Total	$2,606	$2,663

(1)	Inter-segment sales are not significant and, as such, are eliminated within the selling segment.

(2)
Included in the Formulated and Basic Silicones segment’s Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, $2, $0, and $3 for the years ended December 31, 2016, December 31, 2015, successor period from October 25, 2014 through December 31, 2014 and predecessor period from January 1, 2014 through October 24, 2014, respectively.

(3)
Cash and cash equivalents that were originated by the Silicones and Quartz operating segments are included within the total assets of Silicones and Quartz, respectively. Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.

Reconciliation of Net (Loss) Income to Segment EBITDA:

	MPM HOLDINGS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Net (loss) income	$(163)	$(83)	$(60)	$1,685
Interest expense, net	76	79	15	162
Income tax expense	18	13	—	36
Depreciation and amortization	185	153	22	147
Gain on extinguishment and exchange of debt	(9)	(7)	—	—
EBITDA	$107	$155	$(23)	$2,030

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$26	$15	$46	$114
Unrealized gains (losses) on pension and postretirement benefits	33	(16)	15	—
Restructuring and other costs	70	32	5	20
Reorganization items, net	2	8	3	(1,972)
Total adjustments	131	39	69	(1,838)
Segment EBITDA	$238	$194	$46	$192

Segment EBITDA:
Performance Additives	257	201	44	213
Basic and Formulated Silicones	—	—	—	—
Quartz Technologies	20	27	6	17
Corporate	(39)	(34)	(4)	(38)
Total	$238	$194	$46	$192

	MOMENTIVE PERFORMANCE MATERIALS INC.
	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Net (loss) income	$(161)	$(82)	$(60)	$1,685
Interest expense, net	76	79	15	162
Income tax expense	18	13	—	36
Depreciation and amortization	185	153	22	147
Gain on extinguishment and exchange of debt	(9)	(7)	—	—
EBITDA	$109	$156	$(23)	$2,030

Items not included in Segment EBITDA:
Non-cash charges and other income and expense	$26	$15	$46	$114
Unrealized gains (losses) on pension and postretirement benefits	33	(16)	15	—
Restructuring and other costs	70	32	5	20
Reorganization items, net	2	8	3	(1,972)
Total adjustments	131	39	69	(1,838)
Segment EBITDA	$240	$195	$46	$192

Segment EBITDA:
Performance Additives	257	201	44	213
Basic and Formulated Silicones	—	—	—	—
Quartz Technologies	20	27	6	17
Corporate	(37)	(33)	(4)	(38)
Total	$240	$195	$46	$192

 Items Not Included in Segment EBITDA
Not included in Segment EBITDA are certain non-cash and other income and expenses. For the years ended December 31, 2016 and December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, these charges primarily represented net realized and unrealized foreign currency transaction losses and losses on the disposal and impairment of certain assets. For the years ended December 31, 2016 and December 31, 2015, these charges also include stock based compensation expenses.
Unrealized gains (losses) on pension and postretirement benefits represented non-cash actuarial losses recognized upon the re-measurement of our pension and postretirement benefit obligations, which after the Effective Date, are recognized in the Consolidated Statements of Operations, and were driven by a decrease in discount rates, other demographic assumptions and asset performance. Restructuring and other costs for all periods primarily included expenses from our restructuring and cost optimization programs. For the year ended December 31, 2016, these amounts also included costs arising from the union strikes inclusive of unfavorable manufacturing variances at our Waterford, NY and Willoughby, OH facilities, costs due to a fire at our Leverkusen, Germany facility, and recovery of Italian tax claims from GE. For the predecessor period from January 1, 2014 through October 24, 2014, these amounts also included costs associated with restructuring the Company’s capital structure incurred prior to the Bankruptcy Filing, and were partially offset by a gain related to a claim settlement. Reorganization items, net represented incremental costs incurred directly as a result of the Bankruptcy Filing. For the successor years ended December 31, 2016 and December 31, 2015, successor period from October 25, 2014 through December 31 2014, these amounts were primarily related to certain professional fees. For the predecessor period from January 1, 2014 through October 24, 2014, these amounts included certain professional fees, the BCA Commitment Premium and financing fees related to our DIP Facilities, as well as the impact of the Reorganization Adjustments and the Fresh Start Adjustments (see Note 3).
Geographic Information:
The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.
Net Sales(1):

	Successor			Predecessor
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
United States	$741	$771	$187	$617
Germany	620	636	105	629
China	208	302	37	174
Japan	273	184	67	254
Other International	391	396	69	337
Total	$2,233	$2,289	$465	$2,011

(1)	Sales are attributed to the country in which the individual business locations reside.
Long-Lived Assets as of December 31:

	2016	2015
United States	$765	$777
Germany	203	232
China	157	178
Japan	322	321
Other International	162	166
Total	$1,609	$1,674